Provisions - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Discount rate of provision	1.30%	0.70%
Other provisions	$ 122,642	$ 54,255	$ 40,786
Litigation provision [Member]
Disclosure of other provisions [line items]
Other provisions	$ 35,800	$ 3,200